Risk management and concentrations of risk (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Beginning Balance, Before tax gains (losses)
Effective portion of unrealized loss on cash flow hedge,Before tax gains (losses)	$ (10,164)
Reclassification of amortization of cash flow hedge to earnings ,Before tax gains (losses)	5
Other comprehensive income for period, Before tax gains (losses)	$ (10,159)	$ 0	$ 0
Ending Balance, Before tax gains (losses)
Beginning Balance, Tax benefit (expense)
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)	$ 1,984
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	0
Other comprehensive income for period, Tax benefit (expense)	$ 1,984	$ 0	$ 0
Ending Balance, Tax benefit (expense)
Beginning Balance, Net of Tax	$ 0
Effective portion of unrealized loss on cash flow hedge, Net of tax	(8,180)
Reclassification of amortization of cash flow hedge to earnings, Net of tax	5
Other comprehensive income for period, Net of tax	(8,175)
Ending Balance, Net of Tax	(8,175)	$ 0
Beginning Balance, Accumulated OCI	0
Effective portion of unrealized loss on cash flow hedge, Accumulated OCI	(8,180)
Reclassification of amortization of cash flow hedge to earnings, Accumulated OCI	$ 5
Other comprehensive income (loss) for period, Accumulated OCI
Ending Balance, Accumulated OCI	$ (8,175)	$ 0